Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended December 31,
	2021	2022	2023
Current income tax expenses	$2,062	$2,182	$1,871
Deferred income tax (benefit) expense	(1,124)	(1,951)	701
Total income tax expense	$938	$231	$2,572

Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended December 31,
	2021	2022	2023
Income (Loss) before income tax expense	$10,530	$(10,674)	$(15,007)
Computed income tax expense (benefit) with statutory tax rate	2,632	(2,669)	(3,752)
Additional deduction for research and development expenses	(509)	(635)	(546)
Tax effect of preferred tax rate	(1,389)	1,050	2,264
Tax effect of favorable tax rates on small-scale and low-profit entities	(93)	123	(92)
Tax effect of tax relief	(9)	(7)	(2)
Tax effect of non-deductible items	71	26	77
Tax effect due to the disposal of Shengda Group	-	(3,580)	-
Tax effect of expired tax attribute carryforwards	-	-	165
Tax effect of deferred tax effect of tax rate change	-	129	(40)
Changes in valuation allowance	235	5,794	4,498
Income tax expense	$938	$231	$2,572

Schedule of Deferred Tax Assets	As of December 31, 2022 and 2023, the significant components of the deferred tax assets are summarized below:
	December 31,
	2022	2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,353	$5,727
Temporary difference in research and development costs	3,738	3,187
Accrued expense	-	402
Net operating loss carried forward	7,676	10,841
Share-based compensation	78	76
Allowance for doubtful accounts	3,802	3,585
Total deferred tax assets	20,647	23,818
Valuation allowance	(7,577)	(11,820)
Deferred tax assets, net of valuation allowance	$13,070	$11,998

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31,
	2022	2023
Balance at the beginning of the year	$2,314	$7,577
Additions	5,436	4,459
Foreign currency translation adjustments	(173)	(216)
Balance at the end of the year	$7,577	$11,820

Schedule of Net Operating Loss Carryforwards	As of December 31, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
2024	$2,243
2025	5,407
2026	5,309
2027	17,708
2028	14,529
Total	$45,196